Litigations	12 Months Ended
Dec. 31, 2017
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Litigations
31.	LITIGATIONS

In February 2014, three minority shareholders of the Company (the “Claimants”) filed a claim against the Company in the Eastern Caribbean Supreme Court of the British Virgin Islands alleging that affairs of the Company had been conducted in a manner oppressive to them as minority shareheolders (the “Claim”). In November 2014, the Claimants served an amended claim (the “Re-Amended Claim) on the Company and included three other defendants to the proceedings, including the chairman of the Company. The Company served its Defense in response to the Claim on April 28, 2014 and its Amended Defense in response to the Re-Amended Claim on January 23, 2015. Specifically, the Claim arose from a restructuring proposal made by the chairman of the Company and the other defendants (collectively, the “Consortium”) to the Company on November 23, 2013, which was subsequently withdrawn by the Consortium on July 18, 2014.

On February 17, 2017, the Company, the Consortium and the Claimants reached a confidential agreement to settle the Claim.

In consideration of the terms of settlement, the Claimants agreed to discontinue their claims against the Company and the Consortium without any presumption or admission of liability or any wrongdoing on the part of the Company and the Consortium. The Company is a party to the settlement but does not have the obligation to make any payment to the Claimants, nor will the settlement affect the Company’s business operations. Each party had also agreed to be responsible for their own legal costs.

On July 12, 2017, the New York Stock Exchange (“NYSE”) requested information form the Company regarding its knowledge of the trading conducted by certain persons, including a number of Company employees, in the Company’s stock during certain periods in 2015 and 2016. The Company has provided documents and written responses to answer the NYSE’s questions. If the NYSE believes it is warranted, it can remove the Company’s stock from listing on its exchange. However, to date the NYSE has not threatened any action in associate with its inquiry.